DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cost of sales					$ 1,330,441	$ 734,428
Gross profit	$ 695,349	$ 442,435	$ 1,270,957	$ 1,323,435	1,518,472	475,814
Officer's compensation					415,000	497,000
Other					758,791	462,174
Total operating expenses	4,040,691	1,080,336	6,932,029	3,411,371	4,716,564	3,807,111
Net loss	$ (3,820,589)	$ (1,195,208)	$ (6,138,615)	$ (2,571,408)	(3,571,602)	$ (2,906,698)
May 9, 2019 to December 31, 2019 [Member]
Sales					0
Cost of sales					239,810
Gross profit					(239,810)
Officer's compensation					168,232
Occupancy costs					30,373
Other					48,592
Total operating expenses					247,197
Net loss					$ (487,007)